Segment information - Geographic Segment Data (Details) $ in Millions	3 Months Ended						6 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2016 USD ($)	[1]	Jun. 30, 2016 USD ($)	[1]	Mar. 31, 2016 USD ($)	[1]	Jun. 30, 2016 USD ($) [1]	Sep. 30, 2016 USD ($) [1]	Dec. 31, 2016 USD ($) segment	Dec. 31, 2015 USD ($) drilling_unit		Dec. 31, 2014 USD ($)		Dec. 31, 2016 drillship	Dec. 31, 2016 jack_up_rig	Dec. 31, 2016 drilling_unit	Dec. 31, 2016 submersible_rig
Revenues from External Customers and Long-Lived Assets [Line Items]
Number of business segments | segment									1
Total operating revenues	$ 136.7		$ 164.6		$ 151.6		$ 316.2	$ 452.9	$ 534.7	$ 747.7	[1]	$ 1,263.7	[1]
Number of offshore drilling units owned by Company														1	3	7	3
Norway
Revenues from External Customers and Long-Lived Assets [Line Items]
Total operating revenues									483.2	648.6		1,056.8
United Kingdom
Revenues from External Customers and Long-Lived Assets [Line Items]
Total operating revenues									51.5	$ 99.1		148.9
Number of offshore drilling units owned by Company | drilling_unit										1						1
Russia
Revenues from External Customers and Long-Lived Assets [Line Items]
Total operating revenues									0.0	$ 0.0		$ 58.0
Drilling units
Revenues from External Customers and Long-Lived Assets [Line Items]
West Rigel newbuild investment, classified as held for sale									2,528.8	2,738.0
Drilling units | United Kingdom
Revenues from External Customers and Long-Lived Assets [Line Items]
West Rigel newbuild investment, classified as held for sale									$ 610.3	$ 643.6

[1]	Refer to "Note 27 - Restatement of previously issued financial statements".